Tax (Tables)	12 Months Ended
Dec. 31, 2022
Tax
Schedule of current and deferred tax expense

	2022	2021	2020
Continuing operations	£m	£m	£m
Current tax
Charge for the year	(1,611)	(1,036)	(191)
Over provision in respect of prior years	100	31	86
	(1,511)	(1,005)	(105)
Deferred tax
Credit/(charge)for the year	47	(185)	176
UK tax rate change impact (1)	(10)	165	75
Net increase/(decrease) in the carrying value of deferred tax assets in respect of UK, RoI and Netherlands losses	267	12	(130)
(Under)/over provision in respect of prior years (2)	(68)	17	(90)
Tax charge for the year	(1,275)	(996)	(74)

(1)

It was announced in the UK Government’s budget on 27 October 2021 that the main UK banking surcharge will decrease from 8% to 3% from 1 April 2023. This legislative change was enacted on 24 February 2022.

(2)	Prior year tax adjustments incorporate refinements to tax computations made on submission and agreement with the tax authorities and adjustments to provisions in respect of uncertain tax positions.

Schedule of reconciliation of actual tax charge from the expected tax charge

	2022	2021	2020
Continuing operations	£m	£m	£m
Expected tax (charge)/credit	(975)	(766)	92
Losses and temporary differences in year where no deferred tax asset recognised	(118)	(51)	(43)
Foreign profits taxed at other rates	(62)	(11)	(29)
Non deductible goodwill impairment	—	(16)	—
Items not allowed for tax:
- losses on disposals and write-downs	(10)	(55)	(22)
- UK bank levy	(20)	(18)	(32)
- regulatory and legal actions	(7)	(74)	14
- other disallowable items	(51)	(28)	(70)
Non-taxable items:
- RPI related uplift on index linked gilts (1)	67	—	—
- other non-taxable items	29	73	28
Taxable foreign exchange movements	(19)	8	(3)
Unrecognised losses brought forward and utilised	6	10	16
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses	272	(9)	7
- RoI losses	(5)	(27)	(137)
- Netherlands losses	—	48	—
Banking surcharge	(447)	(341)	(27)
Tax on paid-in equity dividends	43	48	61
UK tax rate change impact	(10)	165	75
Adjustments in respect of prior years	32	48	(4)
Actual tax charge	(1,275)	(996)	(74)

(1)The tax impact of this adjustment (£135 million credit) is allocated across the RPI related uplift on index linked gilts, Adjustments in respect of prior years and Banking surcharge reconciling items.

Schedule of deferred tax asset and liability

	£m	£m
Deferred tax asset	(2,178)	(1,195)
Deferred tax liability	227	359
Net deferred tax asset	(1,951)	(836)

Schedule of net deferred tax asset

		Accelerated			Tax losses
		capital	Expense	Financial	carried
	Pension	allowances	provisions	instruments (1)	forward	Other	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	(4)	(64)	(85)	480	(905)	(32)	(610)
Charge/(credit) to income statement:
- continuing operations	19	21	(5)	(10)	(1)	(33)	(9)
- discontinued operations	—	—	—	—	3	—	3
Charge/(credit) to other comprehensive income	10	—	(7)	(222)	—	(5)	(224)
Currency translation and other adjustments	(1)	1	—	—	4	—	4
At 1 January 2022	24	(42)	(97)	248	(899)	(70)	(836)
Charge/(credit) to income statement:
- continuing operations	1	(43)	14	(171)	(51)	14	(236)
- discontinued operations	—	—	—	—	—	—	—
(Credit)/charge to other comprehensive income	(2)	—	1	(913)	—	(2)	(916)
Currency translation and other adjustments	—	10	—	31	(2)	(2)	37
At 31 December 2022	23	(75)	(82)	(805)	(952)	(60)	(1,951)

(1)	The in-year movement predominantly relates to cash flow hedges.

Schedule of recognised deferred tax assets in respect of tax losses

	2022	2021
	£m	£m
UK tax losses carried forward
- NWM Plc	3	56
- NWB Plc	445	608
- RBS plc	452	176
Total	900	840
Overseas tax losses carried forward
- UBIDAC	6	11
- NWM N.V.	46	48
	952	899